Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 214,055	$ 221,454	$ 415,644	$ 482,667
Voyage expenses	41,403	38,892	83,423	84,789
Charter hire expense	5,095	5,731	11,108	12,522
Vessel operating expenses	49,704	46,669	98,328	94,943
Depreciation and amortization	39,494	35,264	77,020	70,403
General and administrative expenses	7,904	12,336	15,230	19,493
Gain on sale of vessels (Note 5)	(32,495)	0	(48,662)	(81,198)
Total expenses	111,105	138,892	236,447	200,952
Operating income	102,950	82,562	179,197	281,715
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 8)	(30,053)	(24,334)	(55,198)	(48,848)
Interest income	4,687	4,125	7,935	6,888
Other, net	4	(241)	75	(180)
Total other expenses, net	(25,362)	(20,450)	(47,188)	(42,140)
Net income	77,588	62,112	132,009	239,575
Less: Net income attributable to the non-controlling interest	(1,202)	(1,471)	(1,587)	(2,379)
Net income attributable to Tsakos Energy Navigation Limited	76,386	60,641	130,422	237,196
Effect of preferred dividends	(6,750)	(8,673)	(13,500)	(17,346)
Deemed dividend on Series D Preferred Shares	0	(3,256)	0	(3,256)
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 69,636	$ 48,712	$ 116,922	$ 216,594
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common Stockholders	$ 2.36	$ 1.65	$ 3.96	$ 7.34
Earnings per share, basic attributable to Tsakos Energy Navigation Limited common Stockholders	$ 2.36	$ 1.65	$ 3.96	$ 7.34
Weighted average number of shares, basic	29,505,603	29,505,603	29,505,603	29,505,603
Weighted average number of shares, diluted	29,505,603	29,505,603	29,505,603	29,505,603